UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of November 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPM Short Term Bond Fund II
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Asset-Backed Securities — 10.6%
125	AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3, 3.040%, 10/15/13	126
	Bank of America Auto Trust,
235	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	240
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	104
175	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	175
48	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A3, 4.890%, 01/15/12	49
	Carmax Auto Owner Trust,
198	Series 2008-1, Class A2, VAR, 0.939%, 04/15/11	198
400	Series 2009-1, Class A3, 4.120%, 03/15/13	417
90	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	92
215	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	216
	CNH Equipment Trust,
45	Series 2009-A, Class A3, 5.280%, 11/15/12	47
365	Series 2009-B, Class A3, 2.970%, 03/15/13	372
75	Series 2009-C, Class A3, 1.850%, 12/16/13	75
336	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	323
	Daimler Chrysler Auto Trust,
500	Series 2007-A, Class A3A, 5.000%, 02/08/12	510
150	Series 2008-B, Class A3A, 4.710%, 09/10/12	154
	Ford Credit Auto Owner Trust,
521	Series 2007-A, Class A3A, 5.400%, 08/15/11	530
200	Series 2009-B, Class A3, 2.790%, 08/15/13	205
487	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.416%, 02/25/36	355
350	Harley-Davidson Motorcycle Trust, Series 2007-1, Class A4, 5.210%, 06/17/13	365
623	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.416%, 07/25/36	565
	Honda Auto Receivables Owner Trust,
1,000	Series 2007-2, Class A4, 5.570%, 11/21/13	1,046
100	Series 2009-3, Class A3, 2.310%, 05/15/13	102
355	Hyundai Auto Receivables Trust, Series 2008-A, Class A2, 4.160%, 05/15/11	358
	Nissan Auto Receivables Owner Trust,
289	Series 2006-B, Class A4, 5.220%, 11/15/11	292
250	Series 2009-1, Class A3, 5.000%, 09/15/14	263
500	Series 2009-A, Class A3, 3.200%, 02/15/13	516
432	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.436%, 02/25/36	385
488	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.426%, 03/25/36	424
185	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.416%, 12/25/35	173
975	USAA Auto Owner Trust, Series 2008-2, Class A3, 4.640%, 10/15/12	1,005
125	Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	128
1,000	Wachovia Auto Loan Owner Trust, Series 2008-1, Class A3, 4.270%, 04/20/12	1,016
	World Omni Auto Receivables Trust,
333	Series 2006-A, Class A4, 5.030%, 10/17/11	337
195	Series 2007-B, Class A3A, 5.280%, 01/17/12	198

	Total Asset-Backed Securities (Cost $11,537)	11,361

	Collateralized Mortgage Obligations — 5.3%
	Agency CMO — 5.3%
	Federal National Mortgage Association REMICS,
1,563	Series 2006-43, Class G, 6.500%, 09/25/33	1,635
2,368	Series 2006-63, Class AB, 6.500%, 10/25/33	2,455
1,526	Series 2006-63, Class AE, 6.500%, 10/25/33	1,582
7	Government National Mortgage Association, Series 2002-24, Class FA, VAR, 0.739%, 04/16/32 (m)	7

	Total Collateralized Mortgage Obligations (Cost $5,524)	5,679

	Commercial Mortgage-Backed Securities — 1.9%
23	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.176%, 11/10/41	23
	CS First Boston Mortgage Securities Corp.,
566	Series 2001-CP4, Class A4, 6.180%, 12/15/35	587
292	Series 2004-C3, Class A3, 4.302%, 07/15/36	292
512	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.285%, 07/05/35	514
576	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2, 3.246%, 03/15/29	578

	Total Commercial Mortgage-Backed Securities (Cost $1,961)	1,994

	Corporate Bonds — 26.5%
	Consumer Discretionary — 1.8%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	67

	Media — 1.7%
1,000	Comcast Cable Communications LLC, 6.750%, 01/30/11	1,060
725	Time Warner, Inc., 5.500%, 11/15/11	776

		1,836

	Multiline Retail — 0.0% (g)
50	Kohls Corp., 7.375%, 10/15/11	55

	Total Consumer Discretionary	1,958

	Consumer Staples — 2.2%
	Beverages — 1.3%
45	Bottling Group LLC, 5.000%, 11/15/13	50
160	Coca-Cola Co. (The), 3.625%, 03/15/14	168
1,050	Coca-Cola Enterprises, Inc., 4.250%, 09/15/10	1,079
85	PepsiCo, Inc., 3.750%, 03/01/14	89

		1,386

	Food Products — 0.9%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	128
35	General Mills, Inc., 5.250%, 08/15/13	39
	Kraft Foods, Inc.,
600	6.000%, 02/11/13	653
100	6.250%, 06/01/12	109

		929

	Total Consumer Staples	2,315

	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	16
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (e)	37
215	ConocoPhillips, 8.750%, 05/25/10	224
45	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	51
622	Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e)	644
20	Shell International Finance B.V., (Netherlands), 1.300%, 09/22/11	20
100	StatoilHydro ASA, (Norway), 5.125%, 04/30/14 (e)	111

	Total Energy	1,103

	Financials — 15.5%
	Capital Markets — 2.5%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	214
550	Credit Suisse USA, Inc., 4.125%, 01/15/10	552
600	Goldman Sachs Group, Inc. (The), 5.300%, 02/14/12	640
1,175	Morgan Stanley, 4.250%, 05/15/10	1,191
60	Northern Trust Corp., 5.500%, 08/15/13	67

		2,664

	Commercial Banks — 1.8%
240	BB&T Corp., 6.500%, 08/01/11	256
75	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	78
20	M&T Bank Corp., 5.375%, 05/24/12	21
150	PNC Funding Corp., 4.500%, 03/10/10	151
135	State Street Corp., 4.300%, 05/30/14	143
250	U.S. Bank N.A., 6.375%, 08/01/11	271
800	Wachovia Corp., 5.300%, 10/15/11	851
128	Westpac Banking Corp., (Australia), 2.250%, 11/19/12	129

		1,900

	Consumer Finance — 1.1%
20	Capital One Financial Corp., 7.375%, 05/23/14	23
720	HSBC Finance Corp., 6.375%, 11/27/12	787
200	John Deere Capital Corp., 5.250%, 10/01/12	219
100	Toyota Motor Credit Corp., VAR, 0.324%, 04/07/10	100

		1,129

	Diversified Financial Services — 2.3%
	Bank of America Corp.,
50	4.900%, 05/01/13	53
100	7.375%, 05/15/14	112
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	62
80	3.625%, 05/08/14	84
	Caterpillar Financial Services Corp.,
150	5.750%, 02/15/12	164
50	6.125%, 02/17/14	56
	Citigroup, Inc.,
450	5.250%, 02/27/12	471
45	6.375%, 08/12/14	47
200	CME Group, Inc., 5.400%, 08/01/13	219
	General Electric Capital Corp.,
1,000	5.500%, 04/28/11	1,055
125	5.900%, 05/13/14	137
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,480

	FDIC Guaranteed Securities ~ — 6.2%
600	Bank of America Corp., 3.125%, 06/15/12	630
600	Citigroup, Inc., 2.875%, 12/09/11	623
	General Electric Capital Corp.,
700	2.125%, 12/21/12	714
800	3.000%, 12/09/11	833
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	316
600	HSBC USA, Inc., 3.125%, 12/16/11	627
400	John Deere Capital Corp., 2.875%, 06/19/12	417
1,300	Morgan Stanley, 2.900%, 12/01/10	1,332
400	SunTrust Bank, 3.000%, 11/16/11	416
700	Wells Fargo & Co., 3.000%, 12/09/11	729

		6,637

	Insurance — 0.9%
900	Allstate Corp. (The), 7.200%, 12/01/09	900
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	107

		1,007

	Thrifts & Mortgage Finance — 0.7%
700	Countrywide Financial Corp., 5.800%, 06/07/12	749

	Total Financials	16,566

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
50	Eli Lilly & Co., 3.550%, 03/06/12	53

	Industrials — 0.5%
	Aerospace & Defense — 0.2%
150	Boeing Co. (The), 5.125%, 02/15/13	163

	Machinery — 0.0% (g)
40	PACCAR, Inc., 6.875%, 02/15/14	46

	Road & Rail — 0.3%
100	Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	110
30	Canadian National Railway Co., (Canada), 4.950%, 01/15/14	33
80	CSX Corp., 6.300%, 03/15/12	88
70	Union Pacific Corp., 5.450%, 01/31/13	76

		307

	Total Industrials	516

	Information Technology — 0.7%
	Computers & Peripherals — 0.2%
25	Dell, Inc., 5.625%, 04/15/14	28
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	21
120	4.250%, 02/24/12	127
60	International Business Machines Corp., 4.750%, 11/29/12	65

		241

	IT Services — 0.1%
50	Electronic Data Systems LLC, 6.000%, 08/01/13	56

	Office Electronics — 0.1%
110	Xerox Corp., 8.250%, 05/15/14	128

	Software — 0.3%
140	Microsoft Corp., 2.950%, 06/01/14	145
140	Oracle Corp., 4.950%, 04/15/13	153

		298

	Total Information Technology	723

	Materials — 0.1%
	Chemicals — 0.1%
	EI du Pont de Nemours & Co.,
45	3.250%, 01/15/15	46
100	5.000%, 01/15/13	109

	Total Materials	155

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.9%
450	AT&T, Inc., 6.700%, 11/15/13	516
130	France Telecom S.A., (France), 4.375%, 07/08/14	138
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	55
950	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	1,013
250	Verizon Florida LLC, 6.125%, 01/15/13	272

		1,994

	Wireless Telecommunication Services — 0.2%
120	Cellco Partnership/Verizon Wireless Capital LLC, 3.750%, 05/20/11	125
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	73

		198

	Total Telecommunication Services	2,192

	Utilities — 2.6%
	Electric Utilities — 2.4%
	Appalachian Power Co.,
650	5.550%, 04/01/11	682
200	5.650%, 08/15/12	216
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	55
30	Duke Energy Corp., 3.950%, 09/15/14	31
1,150	Midamerican Energy Co., 5.650%, 07/15/12	1,263
250	Nisource Finance Corp., 7.875%, 11/15/10	263
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	21
10	Southern Co. (The), 4.150%, 05/15/14	10

		2,558

	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	143
20	PG&E Corp., 5.750%, 04/01/14	22

		165

	Total Utilities	2,723

	Total Corporate Bonds (Cost $27,056)	28,304

	Foreign Government Security — 0.1%
45	Province of Ontario, (Canada), 4.100%, 06/16/14 (Cost $45)	48

	Mortgage Pass-Through Security — 0.3%
308	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21 (Cost $327)	335

	U.S. Government Agency Securities — 26.3%
	Federal Farm Credit Banks,
400	2.625%, 04/17/14	410
685	4.900%, 03/06/13	759
	Federal Home Loan Bank System,
4,000	3.625%, 10/18/13	4,274
1,400	4.000%, 09/06/13	1,516
	Federal Home Loan Mortgage Corp.,
1,350	3.000%, 07/28/14	1,398
3,250	3.125%, 10/25/10	3,330
8,050	5.250%, 07/18/11	8,662
	Federal National Mortgage Association,
2,703	4.000%, 03/27/13	2,913
4,000	4.375%, 03/15/13	4,373
400	4.750%, 02/21/13	441

	Total U.S. Government Agency Securities (Cost $27,152)	28,076

	U.S. Treasury Obligations — 27.7%
	U.S. Treasury Notes,
5,775	0.875%, 02/28/11	5,812
10,500	1.125%, 01/15/12	10,582
4,650	1.750%, 11/15/11	4,750
5,725	1.750%, 08/15/12	5,845
2,500	2.750%, 10/31/13	2,617

	Total U.S. Treasury Obligations (Cost $29,276)	29,606

SHARES

	Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,553	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $1,553)	1,553

	Total Investments — 100.2% (Cost $104,431)	106,956
	Liabilities in Excess of Other Assets — (0.2)%	(224)

	NET ASSETS — 100.0%	$106,732

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,853
Aggregate gross unrealized depreciation	(328)

Net unrealized appreciation/depreciation	$2,525

Federal income tax cost of investments	$104,431

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$1,553	$105,403	$—	$106,956

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 11/30/09
Investments in Securities
Asset-Backed Securities	- (a)	(6,693)	6,700	-	(7)	-	-
Total	$ - (a)	$ (6,693)	$ 6,700	$ -	$ (7)	$ -	$ -

(a) Security has zero value.

Transfers into, or out of, Level 3 are valued using values as of the day the security was transferred.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 12, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

January 12, 2010